AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Financials – 19.3%
Banks – 10.7%
Bank Leumi Le-Israel BM	1,065,450	$7,018,183
DBS Group Holdings Ltd.	571,400	12,251,611
Hang Seng Bank Ltd.	183,500	3,563,237
KBC Group NV(a)	119,970	8,729,188
Oversea-Chinese Banking Corp., Ltd.	1,122,280	9,818,836
Royal Bank of Canada	142,859	13,171,857
Toronto-Dominion Bank (The)	121,780	7,942,300
Westpac Banking Corp.	164,130	3,044,440

		65,539,652

Capital Markets – 4.2%
Euronext NV(b)	27,931	2,811,248
Partners Group Holding AG	12,041	15,387,505
Singapore Exchange Ltd.	1,043,600	7,740,096

		25,938,849

Insurance – 4.4%
Admiral Group PLC	74,850	3,199,157
Allianz SE (REG)	25,470	6,478,425
Sampo Oyj - Class A	156,740	7,067,437
Swiss Re AG	41,390	4,070,421
Zurich Insurance Group AG	15,360	6,538,009

		27,353,449

		118,831,950

Information Technology – 17.0%
IT Services – 5.6%
Amadeus IT Group SA - Class A(a)	141,623	10,087,535
Capgemini SE	65,100	11,068,754
Nomura Research Institute Ltd.	182,200	5,660,565
Otsuka Corp.	169,900	7,966,432

		34,783,286

Semiconductors & Semiconductor Equipment – 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	401,000	8,444,744

Software – 7.6%
Avast PLC(b)	1,042,900	6,554,923
Check Point Software Technologies Ltd.(a)	35,013	3,920,406
Constellation Software, Inc./Canada	10,663	14,891,375
Nice Ltd.(a)	14,278	3,104,063
Open Text Corp.	77,010	3,671,870
Oracle Corp. Japan	63,100	6,177,198
SAP SE	66,723	8,184,022

		46,503,857

Technology Hardware, Storage & Peripherals – 2.4%
Logitech International SA	55,320	5,801,640

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd.	122,978	$8,896,797

		14,698,437

		104,430,324

Industrials – 11.7%
Aerospace & Defense – 0.5%
BAE Systems PLC	478,050	3,329,175

Air Freight & Logistics – 1.4%
Kuehne & Nagel International AG	22,131	6,321,194
SG Holdings Co., Ltd.	90,400	2,075,522

		8,396,716

Commercial Services & Supplies – 1.0%
Secom Co., Ltd.	73,900	6,229,895

Electrical Equipment – 1.4%
Schneider Electric SE (Paris)	55,688	8,483,241

Professional Services – 7.4%
Experian PLC	100,580	3,465,082
Intertek Group PLC	26,730	2,063,985
Intertrust NV(a)	392,544	6,498,278
Meitec Corp.	116,400	6,438,791
RELX PLC	609,288	15,281,428
Wolters Kluwer NV	137,990	11,985,103

		45,732,667

		72,171,694

Consumer Staples – 10.0%
Beverages – 0.7%
Diageo PLC	110,840	4,553,475

Food & Staples Retailing – 1.8%
Koninklijke Ahold Delhaize NV	394,340	10,999,266

Food Products – 4.5%
Calbee, Inc.	99,000	2,523,633
Morinaga & Co., Ltd./Japan	86,000	3,077,220
Nestle SA (REG)	103,175	11,501,577
Salmar ASA	150,700	10,394,826

		27,497,256

Tobacco – 3.0%
Philip Morris International, Inc.	87,900	7,800,246
Swedish Match AB	136,460	10,645,406

		18,445,652

		61,495,649

Consumer Discretionary – 9.5%
Hotels, Restaurants & Leisure – 3.2%
Aristocrat Leisure Ltd.	389,627	10,222,112
Compass Group PLC(a)	473,420	9,564,874

		19,786,986

Company	Shares	U.S. $ Value

Household Durables – 1.5%
Sony Corp.	87,400	$9,249,845

Leisure Products – 1.0%
Bandai Namco Holdings, Inc.	87,200	6,233,705

Specialty Retail – 1.9%
Hikari Tsushin, Inc.	33,500	6,754,164
Nitori Holdings Co., Ltd.	26,600	5,152,534

		11,906,698

Textiles, Apparel & Luxury Goods – 1.9%
adidas AG(a)	10,050	3,139,529
LVMH Moet Hennessy Louis Vuitton SE	5,560	3,713,811
Pandora A/S(a)	44,120	4,718,608

		11,571,948

		58,749,182

Health Care – 9.4%
Health Care Equipment & Supplies – 0.6%
ConvaTec Group PLC(b)	1,507,800	4,076,239

Health Care Providers & Services – 0.5%
Galenica AG(b)	48,850	3,045,827

Pharmaceuticals – 8.3%
Astellas Pharma, Inc.	146,100	2,250,568
GlaxoSmithKline PLC	481,271	8,519,855
Novo Nordisk A/S - Class B	131,390	8,853,536
Roche Holding AG	64,132	20,775,138
Sanofi	106,561	10,537,194

		50,936,291

		58,058,357

Communication Services – 9.4%
Diversified Telecommunication Services – 3.7%
HKT Trust & HKT Ltd. - Class SS	3,532,000	5,041,439
Nippon Telegraph & Telephone Corp.	526,600	13,587,291
TELUS Corp.	219,910	4,380,001

		23,008,731

Entertainment – 1.0%
Ubisoft Entertainment SA(a)	81,290	6,178,503

Interactive Media & Services – 3.0%
Auto Trader Group PLC(a)	1,377,330	10,531,106
Kakaku.com, Inc.	285,200	7,806,609

		18,337,715

Media – 1.7%
Cogeco Communications, Inc.	51,708	4,855,211
Informa PLC(a)	733,030	5,659,849

		10,515,060

		58,040,009

Company	Shares	U.S. $ Value

Utilities – 4.1%
Electric Utilities – 3.8%
EDP - Energias de Portugal SA	1,938,980	$11,074,826
Enel SpA	1,251,563	12,449,743

		23,524,569

Gas Utilities – 0.3%
Tokyo Gas Co., Ltd.	69,700	1,552,828

		25,077,397

Real Estate – 2.8%
Equity Real Estate Investment Trusts (REITs) – 1.9%
Merlin Properties Socimi SA	537,100	5,498,224
Nippon Building Fund, Inc.	1,014	5,975,283

		11,473,507

Real Estate Management & Development – 0.9%
Vonovia SE	86,030	5,621,998

		17,095,505

Materials – 2.2%
Chemicals – 2.2%
Akzo Nobel NV	94,360	10,534,907
Johnson Matthey PLC	67,570	2,806,858

		13,341,765

Energy – 1.8%
Oil, Gas & Consumable Fuels – 1.8%
Royal Dutch Shell PLC - Class B	587,956	10,822,775

Total Common Stocks (cost $518,414,383)		598,114,607

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $15,909,100)	15,909,100	15,909,100

Total Investments – 99.8% (cost $534,323,483)(f)		614,023,707
Other assets less liabilities – 0.2%		1,159,847

Net Assets – 100.0%		$615,183,554

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Futures	33	June 2021	$3,616,800	$(35,640)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	958	USD	1,335	04/09/2021	$13,965
Bank of America, NA	JPY	187,233	USD	1,716	05/20/2021	24,298
Bank of America, NA	USD	11,336	JPY	1,216,251	05/20/2021	(346,969)
Bank of America, NA	USD	1,489	EUR	1,252	05/27/2021	(19,633)
Bank of America, NA	USD	1,235	AUD	1,619	06/04/2021	(5,207)
Bank of America, NA	USD	2,186	ILS	7,198	06/23/2021	(30,429)
Barclays Bank PLC	USD	1,011	GBP	726	04/09/2021	(9,999)
Barclays Bank PLC	USD	27,626	AUD	36,288	06/04/2021	(55,703)
BNP Paribas SA	USD	3,856	JPY	411,820	05/20/2021	(135,002)
Brown Brothers Harriman & Co.	GBP	1,847	USD	2,571	04/09/2021	24,740
Brown Brothers Harriman & Co.	USD	5,232	GBP	3,813	04/09/2021	24,749
Brown Brothers Harriman & Co.	USD	4,660	GBP	3,368	04/09/2021	(17,132)
Brown Brothers Harriman & Co.	NOK	15,362	USD	1,823	04/15/2021	26,881
Brown Brothers Harriman & Co.	USD	1,236	SEK	10,249	04/15/2021	(62,436)
Brown Brothers Harriman & Co.	CAD	8,886	USD	7,102	04/22/2021	30,898
Brown Brothers Harriman & Co.	CAD	14,941	USD	11,810	04/22/2021	(80,062)
Brown Brothers Harriman & Co.	CHF	1,195	USD	1,346	05/06/2021	80,566
Brown Brothers Harriman & Co.	JPY	389,304	USD	3,588	05/20/2021	70,218
Brown Brothers Harriman & Co.	USD	10,623	JPY	1,152,427	05/20/2021	(210,834)
Brown Brothers Harriman & Co.	SGD	1,598	USD	1,187	05/21/2021	(854)
Brown Brothers Harriman & Co.	USD	1,501	HKD	11,644	05/21/2021	(3,469)
Brown Brothers Harriman & Co.	EUR	8,357	USD	9,936	05/27/2021	125,206
Citibank, NA	KRW	6,346,966	USD	5,823	04/22/2021	194,383
Citibank, NA	TWD	33,513	USD	1,213	04/27/2021	33,323
Citibank, NA	CHF	10,625	USD	11,963	05/06/2021	711,913
Citibank, NA	SGD	26,274	USD	19,531	05/21/2021	4,355
Goldman Sachs Bank USA	GBP	858	USD	1,187	04/09/2021	3,767
Goldman Sachs Bank USA	USD	1,381	GBP	1,010	04/09/2021	11,312
Goldman Sachs Bank USA	CHF	1,322	USD	1,426	05/06/2021	26,165
Goldman Sachs Bank USA	SGD	1,750	USD	1,301	05/21/2021	(52)
Goldman Sachs Bank USA	USD	42,968	EUR	35,990	05/27/2021	(715,403)
HSBC Bank USA	ILS	39,851	USD	12,083	06/23/2021	148,510
JPMorgan Chase Bank, NA	NOK	38,084	USD	4,496	04/15/2021	43,337
JPMorgan Chase Bank, NA	TWD	47,741	USD	1,722	04/27/2021	41,358
JPMorgan Chase Bank, NA	JPY	393,200	USD	3,681	05/20/2021	128,294
Morgan Stanley Capital Services LLC	USD	3,326	GBP	2,429	04/09/2021	22,627
Morgan Stanley Capital Services LLC	USD	2,588	GBP	1,859	04/09/2021	(24,666)
Morgan Stanley Capital Services LLC	USD	10,072	SEK	84,310	04/15/2021	(417,219)
Morgan Stanley Capital Services LLC	CAD	36,715	USD	28,946	04/22/2021	(270,727)
Morgan Stanley Capital Services LLC	TWD	102,314	USD	3,714	04/27/2021	111,010
Morgan Stanley Capital Services LLC	CHF	1,602	USD	1,805	05/06/2021	108,744
Morgan Stanley Capital Services LLC	JPY	219,832	USD	2,071	05/20/2021	84,413
Morgan Stanley Capital Services LLC	USD	1,655	JPY	183,168	05/20/2021	223

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	40,197	JPY	4,264,238	05/20/2021	$(1,667,757)
Morgan Stanley Capital Services LLC	EUR	834	USD	995	05/27/2021	15,644
Royal Bank of Scotland PLC	GBP	10,330	USD	14,130	04/09/2021	(111,112)
Royal Bank of Scotland PLC	KRW	1,414,499	USD	1,294	04/22/2021	39,471
Royal Bank of Scotland PLC	KRW	1,341,480	USD	1,178	04/22/2021	(11,592)
Standard Chartered Bank	TWD	33,510	USD	1,211	04/27/2021	30,602
UBS AG	USD	9,452	HKD	73,277	05/21/2021	(25,140)

						$(2,040,425)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $16,488,237 or 2.7% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,617,790 and gross unrealized depreciation of investments was $(13,993,631), resulting in net unrealized appreciation of $77,624,159.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD  –  Australian Dollar

CAD  –  Canadian Dollar

CHF  –  Swiss Franc

EUR  –  Euro

GBP  –  Great British Pound

HKD  –  Hong Kong Dollar

ILS  –  Israeli Shekel

JPY  –  Japanese Yen

KRW  –  South Korean Won

NOK  –  Norwegian Krone

SEK  –  Swedish Krona

SGD  –  Singapore Dollar

TWD  –  New Taiwan Dollar

USD  –  United States Dollar

Glossary:

EAFE  –  Europe, Australia, and Far East

MSCI  –  Morgan Stanley Capital International

REG  –  Registered Shares

REIT  –  Real Estate Investment Trust

COUNTRY BREAKDOWN[1]
March 31, 2021 (unaudited)
16.1%	Japan
14.7%	United Kingdom
12.0%	Switzerland
8.0%	Canada
7.0%	Netherlands
6.5%	France
4.8%	Singapore
3.8%	Germany
2.5%	Spain
2.3%	Israel
2.2%	Denmark
2.2%	Australia
2.0%	Italy
13.3%	Other
2.6%	Short-Term

100.0%

1   All data are as of March 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following: Belgium, Finland, Hong Kong, Norway, Portugal, South Korea, Sweden, Taiwan and United States.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$21,114,157	$97,717,793		$-0-	$118,831,950
Information Technology	22,483,651	81,946,673		-0-	104,430,324
Industrials	-0-	72,171,694		-0-	72,171,694
Consumer Staples	7,800,246	53,695,403		-0-	61,495,649
Consumer Discretionary	-0-	58,749,182		-0-	58,749,182
Health Care	4,076,239	53,982,118		-0-	58,058,357
Communication Services	9,235,212	48,804,797		-0-	58,040,009
Utilities	-0-	25,077,397		-0-	25,077,397
Real Estate	-0-	17,095,505		-0-	17,095,505
Materials	-0-	13,341,765		-0-	13,341,765
Energy	-0-	10,822,775		-0-	10,822,775
Short-Term Investments:
Investment Companies	15,909,100	-0-		-0-	15,909,100

Total Investments in Securities	80,618,605	533,405,102	†	-0-	614,023,707
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	2,180,972		-0-	2,180,972
Liabilities
Futures	(35,640)	-0-		-0-	(35,640)
Forward Currency Exchange Contracts	-0-	(4,221,397)		-0-	(4,221,397)

Total	$80,582,965	$531,364,677		$-0-	$611,947,642

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2021 is as follows:

Fund	Market Value 6/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,863	$114,973	$121,927	$15,909	$9